4. Inventory, net (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Parts	$ 40,180	$ 45,509	$ 31,458
Finished goods	51,903	67,549	102,889
Total	92,083	113,058	134,347
Less inventory reserve	(67,275)	(70,562)	(71,414)
Inventory, net	$ 24,808	$ 42,496	$ 62,933